Basic and Diluted Net Loss Per Share - Additional Information (Detail) - shares	Dec. 31, 2021	Jun. 30, 2021
Class of warrant or right, outstanding	9,825,545
Sensata Warrants [Member]
Class of warrant or right, outstanding	2,500,000	2,500,000